Shareholders Equity (Deficit) - USD ($)	Common Stock	Common Stock to be Issued	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2015	46,939,965	624,000
Beginning Balance, Amount at Dec. 31, 2015	$ 46,940	$ 624	$ 12,101,784		$ (11,832,521)	$ 316,827
Common stock issued, Shares	624,000	(624,000)
Common stock issued, Amount	$ 624	$ (624)
Exercise of options, Shares						(6,734,893)
Common stock issued for services, Shares	4,225,675	1,740,000
Common stock issued for services, Amount	$ 4,226	$ 1,740	4,193,940			$ 4,199,906
Common stock issued upon exercise of warrants for cash, Shares	5,242,393
Common stock issued upon exercise of warrants for cash, Amount	$ 5,242		1,128,252			1,133,494
Common stock to be issued from exercise of options, Shares	210,000
Common stock to be issued from exercise of options, Amount	$ 210		24,790			25,000
Common shares issued upon cashless exercise of warrants, Shares	639,051
Common shares issued upon cashless exercise of warrants, Amount	$ 639		(639)
Common stock issued upon cashless exercise of options, Shares	264,158
Common stock issued upon cashless exercise of options, Amount	$ 264		(264)
Sale of Common Stock, Shares	10,350,376
Sale of Common Stock, Amount	$ 10,350		4,989,925			5,000,275
Common stock issued in settlement of convertible notes, Shares	3,108,229
Common stock issued in settlement of convertible notes, Amount	$ 3,108		1,356,783			1,359,891
Common stock issued for penalties related to convertible notes, Shares	304,523
Common stock issued for penalties related to convertible notes, Amount	$ 305		163,316			163,621
Fair value of warrants issued for services			68,369			68,369
Reclassify fair value of derivative liability to equity upon warrant exercise(s)			1,555,407			1,555,407
Fair value of stock options issued for services			3,112,156			3,112,156
Net Loss					(18,030,124)	(18,030,124)
Ending Balance, Shares at Dec. 31, 2016	71,908,370	1,740,000
Ending Balance, Amount at Dec. 31, 2016	$ 71,908	$ 1,740	28,693,819		(29,862,645)	(1,095,178)
Common stock issued, Shares	1,740,000	(1,740,000)
Common stock issued, Amount	$ 1,740	$ (1,740,000)
Common stock issued for services, Shares	21,000,898	4,100,000
Common stock issued for services, Amount	$ 21,001	$ 4,100	15,449,229			15,474,330
Common stock issued upon exercise of warrants for cash, Shares	7,033,041	12,500
Common stock issued upon exercise of warrants for cash, Amount	$ 7,033	$ 13	4,752,716			4,759,762
Common shares issued upon cashless exercise of warrants, Shares	355,689
Common shares issued upon cashless exercise of warrants, Amount	$ 356		(356)
Common stock issued upon cashless exercise of options, Shares	436,011
Common stock issued upon cashless exercise of options, Amount	$ 436		(436)
Sale of Common Stock, Shares	2,434,000	10,210,000
Sale of Common Stock, Amount	$ 2,434	$ 10,210	2,224,130	(564,000)		1,672,774
Common stock issued in settlement of convertible notes, Shares	1,081,000
Common stock issued in settlement of convertible notes, Amount	$ 1,081		107,019			108,100
Common stock issued to acquire Odava Inc., Shares	3,250,000
Common stock issued to acquire Odava Inc., Amount	$ 3,250		1,963,000			1,966,250
Common stock issued to acquire DDDigital Inc., Shares	2,926,830
Common stock issued to acquire DDDigital Inc., Amount	$ 2,927		2,880,293			2,883,220
Common stock received from former Board members in exchange for warrants, Shares		(1,750,000)
Common stock received from former Board members in exchange for warrants, Amount		$ (1,750)	813,738			811,988
Reclassify fair value of derivative liability to equity upon warrant exercise(s)			610,966			610,966
Fair value of repriced and vesting options			5,821,631			5,821,631
Net Loss					(44,389,569)	(44,389,569)
Ending Balance, Shares at Dec. 31, 2017	112,165,839	12,572,500
Ending Balance, Amount at Dec. 31, 2017	$ 112,166	$ (1,725,687)	$ 63,315,749	$ (564,000)	$ (74,252,214)	$ (11,375,726)